Leases - Operating Leases Future Undiscounted Cash Flows (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Remainder of 2022	$ 8
2023	2	$ 32
2024	2	3
2025	2	1
2026 and thereafter	2	1
Total	16	37	$ 79
Less short term leases		0	0
Less discount	(2)	(2)	(11)
Operating lease liability	14	35	68
Current	7	30	51
Non-current	$ 7	$ 5	$ 17